Annual Fund Operating Expenses - International Growth	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.35%
Class C
Operating Expenses:
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	2.10%
Class R
Operating Expenses:
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.60%
Class Y
Operating Expenses:
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.10%
Class R5
Operating Expenses:
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.00%
Class R6
Operating Expenses:
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.91%